COMMITMENTS (Details Narrative)		1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 21, 2016 USD ($) shares	Jun. 30, 2015	Mar. 31, 2015 USD ($) ft²	Nov. 30, 2014 USD ($) ft²	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) ft²	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Annual basis base rent										$ 1,079,753	$ 309,475
Deferred rent					$ 57,446			$ 57,446		36,847
Rent expense					282,423	$ 278,652		$ 929,243	$ 730,140
Exit cost										$ 22,962
Lease expiration date										Dec. 31, 2016
Number of option granted | shares								4,068,182		3,444,000	450,000
Initial base rent on an annual basis										$ 23,100
Office Lease Two [Member]
Lease term				5 years
Annual basis base rent										36,847
Square footage of leased property | ft²				16,825
Initial base rent per square foot				$ 43
Initial base rent on an annual basis				715,062
Maximum initial base rent on an annual basis				804,739
Security deposit agreed to delivered to Landlord				529,699
Security Deposit Following Second Anniversary of Term Commencement Date				$ 411,988
Kendall Lease [Member]
Annual basis base rent										248,664
Exit cost										$ 55,352
Lease expiration date										Jun. 17, 2015
Initial base rent on an annual basis										$ 248,664
Equipment Lease Financing [Member]
Description of lease

The initial term of the Fountain Lease is 36 months, with payments of $21,545 per month for the first 24 months and then $1,267 for the 12 months thereafter. Pursuant to the terms of the Fountain Lease, the Company has an option at the end of the initial term to purchase the equipment for the greater of $25,347 or current fair market value, provided that such amount shall not be in excess of $152,083. In addition, the Company also has the option to extend the Fountain Lease for an additional 12 month period at a rate of $8,872 per month with the right at the end of such extension term to purchase the equipment for fair value or to return the equipment to Fountain. The Fountain Lease has a lease rate factor of 4.25% per month for the first 24 months and 0.25% for the final 12 months of the initial term.

Security deposit agreed to delivered to Landlord										$ 101,389
MASSACHUSETTS (200 CambridgePark Drive) | Offices And Research Laboratories [Member]
Area of leasing facility | ft²			16,825				16,825
Lease term			5 years
Initial base rent on monthly basis, per square foot			42.50
Security deposit			$ 529,699				$ 529,699
Description of security deposit

The Company is also obligated to deliver a security deposit to the landlord in the amount of $529,699, either in the form of cash or an irrevocable letter of credit, which may be reduced to $411,988 following the second anniversary of the commencement date under the Lease, provided that the Company meets certain financial conditions set forth in the Lease.

Deferred rent					57,446			$ 57,446		36,847
Rent expense										$ 715,062
MASSACHUSETTS (200 CambridgePark Drive) | Offices And Research Laboratories [Member] | Fifth Year Lease [Member]
Rent expense			$ 804,739
MASSACHUSETTS (One Kendall Square ) | Offices And Research Laboratories [Member]
Area of leasing facility | ft²			4,782				4,782
Rent expense			$ 248,664
Exit cost							$ 55,352
Lease expiration date		Jun. 17, 2015
NEW YORK (1370 Broadway) | Corporate Office [Member]
Rent expense								$ 23,100
Lease expiration date								Dec. 31, 2016
2014 Equity Incentive Plan [Member]
Stock option compensation expense					260,343	$ 167,575		$ 803,747	$ 418,641
Offer Letter Agreement [Member] | Mr. Wael Fayad [Member]
Number of shares vested | shares	100,000
Annual base salary	$ 325,000
Description of bonus achievement objectives

Eligible to earn a target bonus of up to 50% of the base salary, payable in cash, based upon achievement of corporate objectives, individual objectives, and the Company’s finances, all as determined and at the discretion of the independent members of the Board or the Board’s Compensation Committee.

Number of option granted | shares	2,600,000
Number of shares vested for achievement of certain performance-based milestones | shares	2,500,000
Offer Letter Agreement [Member] | Outside 2014 Equity Incentive Plan [Member] | Mr. Wael Fayad [Member]
Number of option granted | shares	1,750,000
Offer Letter Agreement [Member] | 2014 Equity Incentive Plan [Member] | Mr. Wael Fayad [Member]
Number of option granted | shares	850,000
Separation Letter Agreement [Member] | 2014 Equity Incentive Plan [Member] | Mr. John J. Rydzewski [Member]
Stock option compensation expense					$ 83,361
Number of shares vested | shares	703,326
Description of additional separation compensation

Company will continue to pay 100% of the cost of Mr. Rydzewski’s continuation of health and dental benefits through COBRA, until the earlier of 18 months from Mr. Rydzewski’s separation date from the Company or such time as Mr. Rydzewski becomes eligible for similar benefits from another employer.